Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Banks - 7.8%
Bank of America Corp.	353,005	$ 18,211,528
Citizens Financial Group, Inc.	205,709	10,935,490
U.S. Bancorp	175,017	8,458,572
		37,605,590
Biotechnology - 3.6%
Gilead Sciences, Inc.	155,573	17,268,603
Capital Markets - 8.4%
CME Group, Inc.	56,736	15,329,500
Moody's Corp.	16,101	7,671,804
Morgan Stanley	110,832	17,617,855
		40,619,159
Chemicals - 2.4%
Linde PLC	24,613	11,691,175
Commercial Services & Supplies - 2.8%
Republic Services, Inc.	59,277	13,602,886
Communications Equipment - 4.2%
Cisco Systems, Inc.	297,274	20,339,487
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	6,979	6,459,972
Containers & Packaging - 1.6%
Packaging Corp. of America	34,391	7,494,831
Diversified Telecommunication Services - 1.1%
TELUS Corp.	348,457	5,495,167
Electrical Equipment - 2.3%
Schneider Electric SE, ADR	197,318	11,053,754
Ground Transportation - 1.1%
Union Pacific Corp.	23,196	5,482,838
Health Care Equipment & Supplies - 3.8%
Medtronic PLC	103,108	9,820,006
Stryker Corp.	23,377	8,641,775
		18,461,781
Health Care Providers & Services - 2.7%
Quest Diagnostics, Inc.	69,113	13,171,555
Household Durables - 1.4%
D.R. Horton, Inc.	40,445	6,854,214
Household Products - 4.6%
Colgate-Palmolive Co.	167,326	13,376,041
Kimberly-Clark Corp.	72,833	9,056,055
		22,432,096
Insurance - 6.7%
Cincinnati Financial Corp.	65,031	10,281,401
MetLife, Inc.	187,717	15,462,249
Progressive Corp.	27,596	6,814,832
		32,558,482
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 2.1%
Alphabet, Inc., Class A	40,746	$ 9,905,353
Machinery - 3.1%
IDEX Corp.	43,336	7,053,367
Xylem, Inc.	55,281	8,153,948
		15,207,315
Media - 1.1%
Omnicom Group, Inc.	64,403	5,250,777
Metals & Mining - 1.8%
Steel Dynamics, Inc.	60,667	8,458,800
Oil, Gas & Consumable Fuels - 1.2%
ONEOK, Inc.	81,645	5,957,636
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	144,381	6,511,583
Merck & Co., Inc.	80,538	6,759,554
		13,271,137
Professional Services - 3.7%
Automatic Data Processing, Inc.	41,743	12,251,571
RELX PLC, ADR	114,191	5,453,762
		17,705,333
Semiconductors & Semiconductor Equipment - 11.6%
Broadcom, Inc.	60,668	20,014,980
KLA Corp.	5,486	5,917,200
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,440	16,600,997
Texas Instruments, Inc.	73,770	13,553,762
		56,086,939
Software - 3.2%
Microsoft Corp.	29,968	15,521,926
Specialized REITs - 3.1%
American Tower Corp.	38,222	7,350,855
Digital Realty Trust, Inc.	45,170	7,808,990
		15,159,845
Specialty Retail - 2.9%
Home Depot, Inc.	34,961	14,165,848
Trading Companies & Distributors - 5.7%
United Rentals, Inc.	13,507	12,894,593
Watsco, Inc.	14,838	5,999,003
WESCO International, Inc.	40,855	8,640,832
		27,534,428
Water Utilities - 1.2%
Essential Utilities, Inc.	144,690	5,773,131
Total Common Stocks (Cost $361,892,440)		480,590,058
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp.,
1.65% (A), dated 09/30/2025, to be
repurchased at $3,222,442 on 10/01/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 03/15/2027, and
with a value of $3,286,751.
$ 3,222,294	$ 3,222,294
Total Repurchase Agreement (Cost $3,222,294)	3,222,294
Total Investments (Cost $365,114,734)	483,812,352
Net Other Assets (Liabilities) - 0.1%	645,184
Net Assets - 100.0%	$ 484,457,536
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$480,590,058	$—	$—	$480,590,058
Repurchase Agreement	—	3,222,294	—	3,222,294
Total Investments	$480,590,058	$3,222,294	$—	$483,812,352
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Rate disclosed reflects the yield at September 30, 2025.
(B)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Sustainable Equity Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust